Other assets - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	£ 3,256	£ 1,967
Within 1 year £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	1,336	912
1 to 2 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	857	620
2 to 3 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	680	322
3 to 4 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	309	102
4 to 5 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	70	11
Over 5 years £m
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases [Line Items]
Undiscounted operating lease payments to be received	£ 4	£ 0